Intangibles, Net - Schedule of Intangible Assets (Details) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Land use rights	$ 1,844,492	$ 1,771,569	$ 1,898,793
Less: accumulated amortization	(122,061)	(85,358)	(45,681)
Total intangibles, net	$ 1,722,431	$ 1,686,211	$ 1,853,112